PRIVATE PLACEMENT (Textual) (Detail) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	May 05, 2017	Sep. 18, 2017	Jun. 30, 2019	Dec. 31, 2018
Proceeds from Issuance of Warrants				$ 12,000,000
Sponsor [Member]
Long-term Line of Credit			$ 200,000	200,000
Maximum [Member]
Convertible Debt			$ 1,500,000	$ 1,500,000
Private Placement Warrants [Member]
Class of Warrant or Right, Numbers Issued	8,000,000	8,000,000	8,000,000	8,000,000
Class of Warrant or Right, Per Warrant	$ 1.50	$ 1.50	$ 1.50	$ 1.50